UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811‑04447
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Brandywine Fund, Inc.
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(Exact name of registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
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(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE 19807
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(Name and address of agent for service)

(302) 656‑3017
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Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
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Date of reporting period: JUNE 30, 2009
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Item 1. Schedule of Investments.

	Brandywine Fund, Inc.
	Schedule of Investments
	June 30, 2009
	(Unaudited)

Shares or Principal Amount		Value

Common Stocks‑97.8% (A)

CONSUMER DISCRETIONARY
Apparel Retail‑3.4%
116,800	The Buckle, Inc.	$3,710,736
78,700	The Children's Place Retail Stores, Inc.*	2,080,041
851,800	Collective Brands, Inc.*	12,410,726
1,793,800	The TJX Companies, Inc.	56,432,948

Automotive Retail‑7.5%
1,032,200	Advance Auto Parts, Inc.	42,825,978
199,100	AutoZone, Inc.*	30,086,001
2,399,700	O'Reilly Automotive, Inc.*	91,380,576

Broadcasting‑0.9%
895,200	Discovery Communications, Inc.*	20,186,760

Cable & Satellite‑3.4%
5,156,700	Comcast Corp.	74,720,583

Distributors‑0.1%
164,300	LKQ Corp.*	2,702,735

Education Services‑5.2%
410,300	Apollo Group, Inc.*	29,180,536
828,500	Corinthian Colleges, Inc.*	14,026,505
713,800	ITT Educational Services, Inc.*	71,851,108

Footwear‑0.5%
647,900	Iconix Brand Group, Inc.*	9,964,702

General Merchandise Stores‑3.8%
2,000,100	Dollar Tree, Inc.*	84,204,210

Internet Retail‑0.1%
76,800	Netflix Inc.*	3,174,912

Movies & Entertainment‑0.2%
113,800	Cinemark Holdings, Inc.	1,288,216
219,000	Regal Entertainment Group	2,910,510

Restaurants‑4.6%
1,247,100	Brinker International, Inc.	21,238,113
48,900	Cracker Barrel Old Country Store, Inc.	1,364,310
1,217,300	McDonald's Corp.	69,982,577
301,700	Papa John's International, Inc.*	7,479,143

Tires & Rubber‑0.2%
455,300	Cooper Tire & Rubber Co.	4,516,576
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	Total Consumer Discretionary	657,718,502

CONSUMER STAPLES
Food Retail‑0.6%
93,500	Casey's General Stores, Inc.	2,402,015
458,500	Kroger Co.	10,109,925

Household Products‑3.9%
1,561,200	Church & Dwight Co., Inc.	84,788,772

Packaged Foods & Meats‑5.5%
689,000	Flowers Foods, Inc.	15,047,760
150,400	Green Mountain Coffee Roasters, Inc.*	8,891,648

1,339,800	Ralcorp Holdings, Inc.*	81,620,616
318,900	Sanderson Farms, Inc.	14,350,500

Personal Products‑0.7%
516,500	NBTY, Inc.*	14,523,980
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	Total Consumer Staples	231,735,216

ENERGY
Oil & Gas Exploration & Production‑1.6%
707,500	Concho Resources Inc.*	20,298,175
585,000	EXCO Resources, Inc.*	7,558,200
697,800	Mariner Energy, Inc.*	8,199,150
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	Total Energy	36,055,525

FINANCIALS
Asset Management & Custody Banks‑0.3%
334,600	SEI Investments Co.	6,036,184

Property & Casualty Insurance‑0.0%
20,900	ProAssurance Corp.*	965,789

Regional Banks‑0.5%
775,400	TCF Financial Corp.	10,367,098

Reinsurance‑4.2%
1,221,800	Everest Re Group, Ltd.	87,444,226
224,500	Validus Holdings, Ltd.	4,934,510
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	Total Financials	109,747,807

HEALTH CARE
Biotechnology‑6.7%
1,292,500	BioMarin Pharmaceutical Inc.*	20,175,925
1,164,900	Cephalon, Inc.*	65,991,585
1,308,900	Gilead Sciences, Inc.*	61,308,876

Health Care Equipment‑2.0%
835,800	Baxter International Inc.	44,263,968

Health Care Services‑1.4%
452,176	Express Scripts, Inc.*	31,087,100

Life Sciences Tools & Services‑5.4%
797,500	Covance Inc.*	39,237,000
527,888	ICON PLC ‑ SP‑ADR*	11,391,823
1,599,400	Life Technologies Corp.*	66,726,968
23,700	Techne Corp.	1,512,297

Pharmaceuticals‑3.6%
118,200	Sepracor Inc.*	2,047,224
1,570,300	Teva Pharmaceutical Industries Ltd. SP‑ADR	77,478,602
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	Total Health Care	421,221,368

INDUSTRIALS
Construction & Engineering‑0.3%
581,300	MasTec, Inc.*	6,812,836

Industrial Conglomerates‑2.9%
3,086,700	McDermott International, Inc.*	62,690,877

Research & Consulting Services‑2.8%
1,134,900	FTI Consulting, Inc.*	57,562,128
89,900	Huron Consulting Group Inc.*	4,156,077

Trucking‑1.0%
688,800	J.B. Hunt Transport Services, Inc.	21,029,064
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	Total Industrials	152,250,982

INFORMATION TECHNOLOGY
Application Software‑1.6%
2,992,100	Nuance Communications, Inc.*	36,174,489

Communications Equipment‑0.9%
780,300	CommScope, Inc.*	20,490,678

Computer Storage & Peripherals‑2.3%
4,466,800	Seagate Technology	46,722,728
97,900	Synaptics Inc.*	3,783,835

Data Processing & Outsourced Services‑4.8%
2,353,600	Affiliated Computer Services, Inc.*	104,546,912

IT Consulting & Other Services‑1.2%
180,600	CACI International Inc.*	7,713,426
1,038,700	SAIC, Inc.*	19,267,885

Internet Software & Services‑1.6%
2,204,900	Yahoo! Inc.*	34,528,734

Semiconductors‑5.2%
603,500	Atheros Communications*	11,611,340
7,407,900	LSI Corp.*	33,780,024
3,049,300	Maxim Integrated Products, Inc.	47,843,517
2,076,100	ON Semiconductor Corp.*	14,242,046
149,900	Silicon Laboratories Inc.*	5,687,206
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	Total Information Technology	386,392,820

MATERIALS
Metal & Glass Containers‑3.0%
2,482,500	Crown Holdings, Inc.*	59,927,550
140,900	Silgan Holdings Inc.	6,908,327

Steel‑3.9%
1,041,300	AK Steel Holding Corp.	19,982,547
46,400	Sims Metal Management Ltd. SP‑ADR	956,768
4,317,300	Steel Dynamics, Inc.	63,593,829
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	Total Materials	151,369,021

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	Total common stocks
	(Cost $2,053,689,009)	2,146,491,241

Short‑Term Investments‑1.4% (A)
Commercial Paper‑1.3%
$29,600,000	HSBC Finance Corporation, due 7/01/09,
	discount of 0.15%	29,600,000
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	Total commercial paper
	(Cost $29,600,000)	29,600,000

Variable Rate Demand Note‑0.1%
1,614,601	American Family Financial Services, 0.10%	1,614,601
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	Total variable rate demand note
	(Cost $1,614,601)	1,614,601
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	Total short‑term investments
	(Cost $31,214,601)	31,214,601
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	Total investments‑99.2%
	(Cost $2,084,903,610)	2,177,705,842

	Cash and receivables, less
	liabilities‑0.8% (A)	17,891,231
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	TOTAL NET ASSETS‑100.0%	$2,195,597,073
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* Non‑dividend paying security

(A) Percentages for the various classifications relate to net assets.

SP‑ADR‑Sponsored American Depositary Receipts

As of June 30, 2009, investment cost for federal tax purposes was $2,092,833,803 and the tax components of unrealized appreciation/depreciation was as follows:

Aggregate gross unrealized appreciation	$151,852,810
Aggregate gross unrealized depreciation	(66,980,771)
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Net unrealized appreciation	$ 84,872,039

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a‑3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a‑3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a‑3(d) under the Act) that occurred during the Registrant's last N‑Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a ‑2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brandywine Fund, Inc.
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By (Signature and Title) /s/ William F. D'Alonzo
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William F. D’Alonzo, President

Date 8/25/09
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William F. D'Alonzo
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William F. D’Alonzo, President

Date 8/25/09
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By (Signature and Title)	/s/ Lynda J. Campbell
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Lynda J. Campbell, Treasurer

Date 8/25/09
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